Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-3/A
Entity Registrant Name	NextPlat Corp
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	65-0783722
Entity Address, Address Line One	400 Ansin Blvd, Suite A.
Entity Address, City or Town	Hallandale Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33009
City Area Code	305
Local Phone Number	560-5381
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	On April 13, 2026, the Registrant effected a 1-for-10 reverse stock split (the “Reverse Stock Split”). Unless the context expressly indicates otherwise, all references to share and per share amounts referred to herein give effect to the Reverse Stock Split. The Registrant previously filed a registration statement on Form S-1 (File No. 333-235947) with the Securities and Exchange Commission (the “Commission”), which was initially declared effective on January 16, 2020 and amended on December 4, 2020 and December 14, 2020 and declared effective again on December 16, 2020 (the “January 2020 Registration Statement”). The January 2020 Registration Statement registered for resale up to 805,000 shares of common stock issuable upon conversion of convertible promissory notes issued in a private placement completed on May 13, 2019 (the “2019 Notes”). Pursuant to Rule 415(a)(5) under the Securities Act of 1933, as amended, the January 2020 Registration Statement expired on December 16, 2023. This Registration Statement is intended to ensure that an effective registration statement covers the resale from time to time, by the selling securityholders identified in this Registration Statement, of shares of common stock issued upon conversion of the 2019 Notes. The Registrant previously filed a registration statement on Form S-1 (File No. 333-251159) with the Commission, which was declared effective on December 16, 2020 (the “December 2020 Registration Statement”). The December 2020 Registration Statement registered for resale up to 564,100 shares of common stock issuable upon conversion of convertible promissory notes issued in private placements completed on August 21, 2020 and December 1, 2020 (the “2020 Notes”). Pursuant to Rule 415(a)(5) under the Securities Act of 1933, as amended, the 2020 Form S-1 Registration Statement expired on December 16, 2023. This Registration Statement is intended to ensure that an effective registration statement covers the resale from time to time, by the selling securityholders identified in this Registration Statement, of shares of common stock issued upon conversion of the 2020 Notes. The Registrant previously filed a registration statement on Form S-3 (File No. 333-262748) with the Commission, which was declared effective on July 1, 2022 (the “2022 Registration Statement”). Pursuant to Rule 415(a)(5) under the Securities Act of 1933, as amended, the 2022 Registration Statement expired on July 1, 2025. In the offering registered under the 2022 Registration Statement, the Registrant registered for resale 226,995 shares of common stock, of which (i) 222,995 shares were issued in a private placement to Selling Securityholders pursuant to a securities purchase agreement dated December 31, 2021, and (ii) 4,000 shares were issued in connection with compensation arrangements. This Registration Statement is intended to ensure that an effective registration statement covers the resale from time to time, by the selling securityholders identified in this Registration Statement, of such remaining unsold shares of common stock. The Registrant previously filed a registration statement on Form S-3 (File No. 333-269422) with the Commission, which was declared effective on February 7, 2023 (the “2023 Registration Statement”). Pursuant to Rule 415(a)(5) under the Securities Act of 1933, as amended, the 2023 Form S-3 Registration Statement expired on February 7, 2026. In the offering registered under the 2023 Form S-3 Registration Statement, the Registrant registered for resale an aggregate of 969,989 shares of common stock, consisting of (i) 457,542 shares of common stock issued in a private placement to Selling Securityholders pursuant to a securities purchase agreement dated December 9, 2022, (ii) 457,542 shares of common stock issuable upon exercise of common stock purchase warrants issued to the Selling Securityholders in such private placement, and (iii) 54,905 shares of common stock issuable upon exercise of placement agent warrants issued to Dawson James Securities, Inc. This Registration Statement is intended to ensure that an effective registration statement covers the resale from time to time, by the selling securityholders identified in this Registration Statement, of (a) shares of common stock issued or issuable upon exercise of the outstanding and unexercised December 2022 Warrants and (b) such remaining unsold shares of common stock. The Registrant previously filed a registration statement on Form S-3 (File No. 333-272809) with the Commission, which was declared effective on July 12, 2023 (the “July 2023 Registration Statement”). Pursuant to Rule 415(a)(5) under the Securities Act of 1933, as amended, the July 2023 Form S-3 Registration Statement will expire on July 12, 2026. In the offering registered under the July 2023 Registration Statement, the Registrant registered for resale an aggregate of 342,857 shares of common stock issued in a private placement to the Selling Securityholders pursuant to a securities purchase agreement dated April 5, 2023. This Registration Statement is intended to ensure that an effective registration statement covers the resale from time to time, by the selling securityholders identified in this Registration Statement, of such remaining unsold shares of common stock.
Entity Central Index Key	0001058307
Amendment Flag	true